CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating activities:
Net loss	$ (72,083)	¥ (501,827)	¥ (382,041)	¥ (249,327)
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	7,797	54,281	51,359	9,921
Depreciation and amortization	1,676	11,668	11,266	14,820
(Gain) loss on disposal of property and equipment	(1)	(5)	1,110	(10)
Inventory provision	113	790
Impairment loss	1,580	11,000
Investment Income	(1,384)	(9,635)	(10,869)
Noncash lease expense	3,648	25,394
Changes in operating assets and liabilities:
Accounts receivable	(5,268)	(36,678)	(8,171)	7,990
Notes receivable	(3,388)	(23,587)
Inventories	(39,677)	(276,225)	(66,780)	(9,322)
Prepayments and other current assets	(6,818)	(47,457)	(56,329)	(7,459)
Other non-current assets	53	367	(3,376)
Accounts payable	33,336	232,076	84,118	30,157
Accrued expenses and other current liabilities	10,684	74,376	28,560	(1,142)
Operating lease liabilities	(3,551)	(24,721)
Other non-current liabilities	(316)	(2,199)	8,135
Net cash used in operating activities	(73,599)	(512,382)	(343,018)	(204,372)
Investing activities:
Purchases of property and equipment	(2,877)	(20,030)	(14,443)	(6,798)
Purchases of intangible assets	(658)	(4,580)	(376)	(62)
Purchase of long-term investments				(140)
Purchase of short-term investments	(86,328)	(601,000)	(519,187)	(109,380)
Proceeds from sale or maturity of short-term investments	123,977	863,106	578,359	80,198
Proceeds from disposition of property and equipment, net	26	179	101	57
Net cash (used in) provided by investing activities	34,140	237,675	44,454	(36,125)
Financing activities:
Proceeds from ordinary shareholders	1,627	11,328		25
Payments of share repurchase	(3,302)	(22,991)
Proceeds from IPO, net of issuance cost			694,878
Proceeds from short-term bank borrowings	21,678	150,919
Repayment of short-term bank borrowings	(8,021)	(55,838)
Net proceeds from other financing activities	3,673	25,569
Proceeds from preferred shareholders			277,819	49,475
Net cash provided by financing activities	15,655	108,987	972,697	49,500
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	1,394	9,702	11,947	(14,848)
Net (decrease) increase in cash and cash equivalents, and restricted cash	(22,410)	(156,018)	686,080	(205,845)
Cash and cash equivalents, and restricted cash at the beginning of the year	122,632	853,740	167,660	373,505
Cash and cash equivalents, and restricted cash at the end of the year	100,222	697,722	853,740	167,660
Supplemental disclosure of cash flow information:
Interest paid	117	818
Income tax paid			8
Supplemental disclosures of non-cash investing and financing activities:
Change in fair value of available-for-sale investments	1,054	7,335	8,734	5,181
Purchases of property and equipment included in payables	$ 163	¥ 1,133	¥ 848	¥ 164